Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Warrants	Contributed Surplus	Contingent Consideration	Accumulated Deficit	Accumulated Other Comprehensive Income - Equity-accounted Investees	Accumulated Other Comprehensive Income - Investments at FVOCI	Non-controlling interests [member]
Beginning balance at Dec. 31, 2022	$ 1,327,655	$ 2,292,810	$ 2,260	$ 68,961	$ 2,279	$ (1,091,999)	$ 32,188		$ 21,156
Net loss for the period	(176,551)					(172,660)			(3,891)
Other comprehensive income (loss)	(12,771)						(12,771)
Share issuances	1,900	1,900
Share repurchases	(1,536)	(5,344)				3,808
Share issuances by subsidiaries	51			25					26
Acquisition	84,555	83,953		602
Shares acquired and cancelled	(6,879)	(6,879)
Share-based compensation	12,936			12,936
Employee awards exercised		9,510		(9,510)
Distribution declared by subsidiaries	(20)								(20)
Ending balance at Dec. 31, 2023	1,229,340	2,375,950	2,260	73,014	2,279	(1,260,851)	19,417		17,271
Net loss for the period	(96,204)					(94,796)			(1,408)
Other comprehensive income (loss)	33,353						31,489	$ 1,864
Share issuances	105	105
Share repurchases	(13,483)	(45,165)				31,682
Share issuances by subsidiaries	128			52					76
Acquisition		4,137
Acquisitions	3,693	3,693
Acquisition of non-controlling interest	(37,914)	444		(22,402)					(15,956)
Write-off of contingent consideration				2,279	$ (2,279)
Warrants expired	(840)		(1,593)	753
Share-based compensation	15,161			15,161
Employee awards exercised		11,701		(11,701)
Distribution declared by subsidiaries	17								$ 17
Ending balance at Dec. 31, 2024	$ 1,133,356	$ 2,346,728	$ 667	$ 57,156		$ (1,323,965)	$ 50,906	$ 1,864